Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Nov. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments
The following table summarizes commitments associated with certain business activities at November 30, 2021 (in millions):

	Expected Maturity Date (Fiscal Years)
	2022	2023	2024 and 2025	2026 and 2027	2028 and Later	Maximum Payout

Equity commitments (1)	$333.2	$27.5	$3.6	$4.6	$6.4	$375.3
Loan commitments (1)	250.0	25.5	—	60.0	—	335.5
Underwriting commitments	167.0	—	—	—	—	167.0
Forward starting reverse repos (2)	7,682.3	—	—	—	—	7,682.3
Forward starting repos (2)	4,572.0	—	—	—	—	4,572.0
Other unfunded commitments (1)	25.0	571.3	5.4	—	—	601.7
	$13,029.5	$624.3	$9.0	$64.6	$6.4	$13,733.8

(1)Equity commitments, loan commitments and other unfunded commitments are generally presented by contractual maturity date. The amounts are however mostly available on demand.
(2)At November 30, 2021, $7.67 billion within forward starting securities purchased under agreements to resell and all of the forward starting securities sold under agreements to repurchase settled within three business days.

Schedule of Notional Amounts Associated with Derivative Contracts Meeting Definition Of Guarantee
The following table summarizes the notional amounts associated with our derivative contracts meeting the definition of a guarantee under GAAP as of November 30, 2021 (in millions):

	Expected Maturity Date (Fiscal Years)
Guarantee Type	2022	2023	2024 and 2025	2026 and 2027	2028 and Later	Notional/ Maximum Payout

Derivative contracts – non-credit related	$16,978.6	$7,849.4	$3,081.8	$87.7	$—	$27,997.5
Written derivative contracts – credit related	—	—	17.8	—	—	17.8
Total derivative contracts	$16,978.6	$7,849.4	$3,099.6	$87.7	$—	$28,015.3